Property, Plant and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net

Note 4. Property, Plant and Equipment, Net

Property, plant and equipment consisted of the following as of:

	Estimated	June 30,	December 31,
	Useful Life	2024	2023
Machinery and equipment	5-10 years	$30,000	$30,000
Construction in progress		263,000	263,000
Total Cost		293,000	293,000
Less accumulated depreciation		9,000	6,000
Property, plant and equipment, net		$284,000	$287,000

Depreciation expense for the six months ended June 30, 2024 and 2023 was approximately $3,000 and $3,000, respectively.

Property, Plant and Equipment, Net

6. Property, Plant and Equipment, Net

Property, plant and equipment consisted of the following as of:

	Estimated	December 31,	December 31,
	Useful Life	2023	2022
Machinery and equipment	5-10 years	$30,000	$25,000
Construction in progress		263,000	251,000
Total Cost		293,000	276,000
Less accumulated depreciation		6,000	-
Property, plant and equipment, net		$287,000	$276,000

Depreciation expense for the years-ended December 31, 2023 and 2022 were approximately $6,000 and $0, respectively.